CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts receivable	$ 1,097		$ 1,004
Ordinary shares, par value		0.10		0.10
Ordinary shares, authorized	19,950,000	19,950,000	19,950,000	19,950,000
Ordinary shares, issued	11,339,353	11,339,353	9,948,948	9,948,948
Ordinary shares, outstanding	11,339,353	11,339,353	9,948,948	9,948,948
Treasury stock, shares	607,956	607,956	607,956	607,956